Prepaids and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaids and Other Assets
Schedule of prepaids and other assets

The following table provides the components of prepaids and other assets (in thousands):

	December 31,
	2019	2018
Prepaids and other
Prepaids	$2,109	$1,722
Deposits	539	539
Total	$2,648	$2,261

Other assets, non-current
Deferred future financing costs	5,083	1,158
Royalty – advance payment	120	—
Total	$5,203	$1,158